Lease - Summary of Supplemental Balance Sheet Information Related to Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets	¥ 19,349	$ 2,767	¥ 20,715
Operating lease liabilities	¥ 32,241		¥ 40,825